FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
FINANCIAL INSTRUMENTS	28. FINANCIAL INSTRUMENTS
a) Measurement basis of financial assets and liabilities
Disclosures relating to fair value measurement and hierarchy, valuation techniques and the control framework and related aspects pertaining to financial instruments at fair value are included in the 2025 Annual Report. Valuation techniques, sensitivity methodologies and inputs at 30 June 2026 are consistent with those described in Note 38 to the Consolidated Financial Statements in the 2025 Annual Report. The valuation techniques for TSB are consistent with Santander
UK, except for the purchase price allocation as a result of the TSB acquisition as set out in Note 29.
b) Fair values of financial instruments carried at amortised cost
The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2026 and 31 December 2025. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

	30 June 2026		31 December 2025
	Fair	Carrying	Fair	Carrying
	value	value	value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	239,975	240,406	203,426	202,609
Loans and advances to banks	1,290	1,290	1,048	1,048
Reverse repurchase agreements - non-trading	10,728	10,725	17,696	17,678
Other financial assets at amortised cost	5,524	5,738	3,747	3,987
	257,517	258,159	225,917	225,322
Liabilities
Deposits by customers	225,213	224,589	187,966	187,300
Deposits by banks	7,865	7,865	6,630	6,628
Repurchase agreements - non-trading	6,394	6,394	9,039	9,029
Debt securities in issue	47,795	47,255	41,913	41,388
Subordinated liabilities	2,946	2,552	2,413	2,032
	290,213	288,655	247,961	246,377
c) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2026 and 31 December 2025, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2026				31 December 2025
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	–	501	–	501	–	671	–	671	A
	Interest rate contracts	–	2,340	–	2,340	–	1,078	–	1,078	A & C
	Inflation rate contracts	–	18	–	18	–	85	–	85	A
	Equity and credit contracts	–	59	28	87	–	64	30	94	B & D
	Netting	–	(857)	–	(857)	–	(1,058)	–	(1,058)
		–	2,061	28	2,089	–	840	30	870
Other financial assets at FVTPL	Loans and advances to customers	–	–	31	31	–	–	40	40	A
	Debt securities and other debt instruments	–	–	22	22	–	–	24	24	A, B & D
		–	–	53	53	–	–	64	64
Financial assets at FVOCI	Debt securities	5,317	244	–	5,561	5,017	199	–	5,216	D
		5,317	244	–	5,561	5,017	199	–	5,216
Total assets at fair value		5,317	2,305	81	7,703	5,017	1,039	94	6,150

Liabilities
Derivative financial instruments	Exchange rate contracts	–	379	–	379	–	512	–	512	A
	Interest rate contracts	–	1,450	–	1,450	–	1,182	–	1,182	A & C
	Inflation rate contracts	–	19	–	19	–	30	–	30	A
	Equity and credit contracts	–	9	12	21	–	8	13	21	B & D
	Netting	–	(857)	–	(857)	–	(1,058)	–	(1,058)
		–	1,000	12	1,012	–	674	13	687
Other financial liabilities at FVTPL	Debt securities in issue	–	334	–	334	–	331	–	331	A
	Structured deposits	–	1,323	–	1,323	–	824	–	824	A
	Zero Amortising Guaranteed Notes	–	85	–	85	–	95	–	95	D
		–	1,742	–	1,742	–	1,250	–	1,250
Total liabilities at fair value		–	2,742	12	2,754	–	1,924	13	1,937
Transfers between levels 1 and 2 of the fair value hierarchy
In H1-26 there were no significant (H1-25: no significant) transfers of financial instruments between levels 1 and 2 of the fair value hierarchy.
d) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied.
The fair value adjustments are set out in the following table:

	30 June 2026	31 December 2025
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	8	9
- Uncertainty	3	4
- Credit risk adjustment	1	1
- Funding fair value adjustment	–	1
	12	15
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads. There have been no significant changes to the risk-related adjustments as set out in Note 38(f) to the Consolidated Financial Statements in
the 2025 Annual Report.
e) Internal models based on information other than market data (Level 3)
Valuation techniques
There have been no significant changes to the valuation techniques as set out in Note 38(g) to the Consolidated Financial Statements in the 2025 Annual Report.
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in H1-26:

	Assets			Liabilities
	Derivatives	Other financial assets at FVTPL	Total	Derivatives	Total
	£m	£m	£m	£m	£m
At 1 January 2026	30	64	94	(13)	(13)
Total gains/(losses) recognised:
Fair value movements[1]	–	–	–	1	1
Settlements	(2)	(11)	(13)	–	–
At 30 June 2026	28	53	81	(12)	(12)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period[1]	–	–	–	1	1
1 Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.